Acquisitions / Dispositions (Tables)	12 Months Ended
Dec. 31, 2017
Business Combinations [Abstract]
Allocation of acquisition costs
The following table presents the preliminary allocation of the acquisition cost to the assets acquired and liabilities assumed, based on their fair values:

(In millions)	2017
Cash	$668
Estimated fair value of deferred/contingent consideration	109
Total consideration	$777
Allocation of purchase price:
Cash and cash equivalents	$13
Accounts receivable, net	30
Other current assets	6
Property, plant, and equipment	6
Other intangible assets	304
Goodwill	551
Other assets	1
Total assets acquired	911
Current liabilities	25
Other liabilities	109
Total liabilities assumed	134
Net assets acquired	$777

Acquired finite-lived intangible assets
The following chart provides information of other intangible assets acquired during 2017:

	Amount	Weighted Average Amortization Period
Client relationships	$263	12 years
Other (a)	41	5 years
	$304
(a) Primarily non-compete agreements, trade names and developed technology

Pro-forma information
The unaudited pro-forma financial data is presented for illustrative purposes only and is not necessarily indicative of the operating results that would have been achieved if such acquisitions had occurred on the dates indicated, nor is it necessarily indicative of future consolidated results.

	Years Ended December 31,
(In millions, except per share data)	2017	2016	2015
Revenue	$14,100	$13,724	$13,528
Income from continuing operations	$1,514	$1,787	$1,643
Net income attributable to the Company	$1,496	$1,759	$1,606
Basic net income per share:
– Continuing operations	$2.91	$3.39	$3.02
– Net income attributable to the Company	$2.92	$3.39	$3.02
Diluted net income per share:
– Continuing operations	$2.88	$3.36	$2.99
– Net income attributable to the Company	$2.88	$3.36	$2.99